Goodwill and Other Intangible Assets (Details 3) In Thousands	12 Months Ended
	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] USD ($)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2009 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] JPY (¥)
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Impairment loss on goodwill	¥ 2,003,000	$ 33,060	¥ 2,744,000	¥ 2,003,000